PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
NOTE 7 - PROPERTY, PLANT AND EQUIPMENT
A summary of property, plant and equipment is as follows:

	June 30,
	2020	2021
Buildings	$67,520	$73,617
Machinery	12,941	15,110
Software	14,222	16,294
Vehicles	4,675	4,860
Electronic and other equipment	36,647	41,154
Construction in progress	8,553	22,434

	$144,558	$173,469
Less: Accumulated depreciation and impairment	(66,508)	(79,423)

	$78,050	$94,046

Buildings with a total carrying value of $2,854 and $2,888 were pledged to secure lines of credits from various banks in Singapore and Malaysia as of June 30, 2020 and 2021, respectively (note 13).
Buildings and vehicles with a total carrying value of $1,178 and $1,168 were pledged to secure long-term bank loans as of June 30, 2020 and 2021, respectively (note 14).
Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.
The depreciation expenses for the years ended June 30, 2019, 2020 and 2021 were $7,879, $8,483 and $9,959, respectively.
Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2020	2021
Buildings leased to others - at original cost	$21,467	$23,491
Less: Accumulated depreciation	(6,605)	(7,950)

Buildings leased to others - net	$14,862	$15,541